Findex.com, Inc. - CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011		Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 26,492		$ 22,027
Accounts receivable, trade, net	43,165		109,243
Inventories, net	6,024		64,662
Other current assets	30,655		28,417
Other current assets from discontinued operations	44,715		0
Total current assets	151,051		224,349
Property and equipment, net	3,946		7,709
Intangible assets, net	101,669		384,553
Other assets	27,530		53,516
Other assets from discontinued operations	9,083		0
Total assets	293,279		670,127
Current liabilities:
Current portion of term debt	69,023		61,265
Accounts payable, trade	439,919		428,723
Accounts payable, related party	58,969		75,786
Accrued royalties	12,924		951,136
Accrued payroll	161,600		110,476
Other current liabilities	172,532		178,118
Other current liabilities from discontinued operations	644,113		0
Total current liabilities	1,559,080		1,805,504
Long-term debt, net	0		0
Deferred income taxes, net	1,300		2,400
Commitments and contingencies (Note 8)
Stockholders' equity (deficit):
Preferred stock	0	[1]	0	[1]
Common stock	68,869	[2]	67,349	[3]
Paid-in capital	8,017,314		7,988,833
Retained (deficit)	(9,353,284)		(9,193,959)
Total stockholders' equity (deficit)	(1,267,101)		(1,137,777)
Total liabilities and stockholders' equity (deficit)	$ 293,279		$ 670,127

[1]	$.001 par value, 5,000,000 shares authorized, -0- shares issued and outstanding
[2]	$.001 par value, 120,000,000 shares authorized, 68,868,930 shares issued and outstanding
[3]	$.001 par value, 120,000,000 shares authorized, 67,349,153 shares issued and outstanding